Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss)	$ (314,234)	$ (3,315,050)	$ (7,015,896)	$ (16,032,756)
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Stock, warrants, options and notes issued for compensation and services	136,354	26,093	144,912
Non-cash interest expense, including amortization of beneficial conversion value, warrant related debt discounts and intrinsic value of convertible debt and amortization of debt discount and amortization of debt offering costs	297,247	3,248,699	3,859,342
Non-cash (profit) loss on equity method investment	(4,571)	(21,872)	(78,074)
Bad debt expense	15,449	14,945	64,684
Inventory reserve	60,995	(9,715)	64,005
Loss on disposal of assets			6,336
Net profit (loss) - noncontrolling interest	67,872	(41,345)	(444,620)
Depreciation	257,525	225,332	432,974
Amortization		833	769
(Increase) decrease in assets:
Trade accounts receivable	(288,070)	(1,130,504)	(705,556)
Other accounts receivable	(1,663)	(7,360)	(8,074)
Other accounts receivable, related party	641	(4,373)	(13,628)
Inventory	(746,778)	(353,628)	(1,092,696)
Prepaid expenses and other current assets	(131,190)	81,576	23,924
Investments - long term
Deposits and other assets	63,215	(36,718)	(28,215)
Increase (decrease) in liabilities:
Accounts payable	500,174	313,370	219,016
Accrued expenses	605,024	869,221	1,023,001
Accrued compensation	(185,480)	113,174	163,876
Unearned revenue	37,267	54,409	(14,408)
NET CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES	503,168	165,119	416,749
NET CASH PROVIDED BY (USED IN) DISCONTINUED OPERATING ACTIVITIES	334,776	(454,194)	78,295
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from Notes receivable	15,587	29,829	60,376
Payments from Notes receivable
Purchase of property and equipment	(175,127)	(250,382)	(352,345)
NET CASH (USED IN) CONTINUING INVESTING ACTIVITIES	(183,729)	(224,883)	(369,199)
NET CASH PROVIDED BY (USED IN) DISCONTINUED INVESTING ACTIVITIES		(20,651)	(36,096)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (payments to) demand notes payable, net of debt offering costs	112,566	(18,959)	(772,450)
Proceeds from (payments to) notes and loans payable			(2,289,413)
Proceeds from notes and loans payable	177,729
Payments on notes and loans payable	(184,369)	(26,054)
Payments on notes and loans payable, related party	(357,862)	(156,272)	(1,077,738)
Proceeds from conversion of debt to non-controlling interest		66,667	66,667
Proceeds from sales of common stock, and exercise of warrants and options, net of offering costs	50,000		3,450,218
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES	(201,936)	(134,618)	(622,716)
NET CASH PROVIDED BY (USED IN) DISCONTINUED FINANCING ACTIVITIES	(648,218)	333,205	537,921
EFFECT OF EXCHANGE RATE CHANGES ON CASH	36,174	(18,338)	(22,617)
Cash and cash equivalents at beginning of year	373,823	391,486	391,486
Cash and cash equivalents at end of period	214,058	37,126	373,823	391,486
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(159,765)	(354,360)	(17,663)
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	2,364
Interest paid	486,166	561,956	966,097
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on debt for intrinsic value of convertible notes payable			3,143,071
Amortization of debt offering costs			716,271
Conversion of debt to common stock		242,559	1,620,000
Conversion of accrued liabilities to common stock		1,320,000	242,559
Common stock issued for consulting services and compensation and accrued liabilities payable in common stock	42,000		70,000
Foregiveness of debt treated as capital contribution		5,630,500
Technology rights
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Amortization	132,511	122,169	262,788
Impairment of Intangible assets			3,105,956
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangible assets			(70,000)
Technology rights | Restated Amount
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Amortization				238,998
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangible assets				(182,441)
Patents, net
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Amortization		8,707	17,415
Impairment of Intangible assets			418,185
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangible assets	(6,646)	(4,330)	(7,230)
Patents, net | Restated Amount
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Amortization				18,443
Impairment of Intangible assets				136,811
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangible assets				(25,355)
Website development
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Amortization	880	7,156	10,733
Website development | Restated Amount
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Amortization				14,311
Patent pending technology | Restated Amount
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Impairment of Intangible assets				210,403
Customer List | Restated Amount
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Impairment of Intangible assets				246,237
Other intangible assets
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangible assets	(17,543)
Comex Electronics
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Impairment of Intangible, discontinued operations	185,290
Restated Amount
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss)				(16,032,756)
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Stock, warrants, options and notes issued for compensation and services				686,237
Non-cash interest expense, including amortization of beneficial conversion value, warrant related debt discounts and intrinsic value of convertible debt and amortization of debt discount and amortization of debt offering costs				3,096,641
Non-cash (profit) loss on equity method investment				41,424
Bad debt expense				114,197
Impairment of goodwill				10,241,529
Net profit (loss) - noncontrolling interest				(10,791)
Depreciation				396,302
Amortization				578
(Increase) decrease in assets:
Trade accounts receivable				(474,877)
Other accounts receivable				103,100
Other accounts receivable, related party				6,194
Notes receivable				(275,000)
Inventory				1,375,660
Prepaid expenses and other current assets				(119,489)
Investments - long term
Deposits and other assets				5,411
Increase (decrease) in liabilities:
Accounts payable				427,834
Accrued expenses				463,869
Accrued compensation				(535,488)
Unearned revenue				84,438
NET CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES				460,217
NET CASH PROVIDED BY (USED IN) DISCONTINUED OPERATING ACTIVITIES				(95,530)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash (paid) at acquisition, net of cash received				(29,440)
Proceeds from Notes receivable				317,313
Payments from Notes receivable
Purchase of property and equipment				(240,455)
NET CASH (USED IN) CONTINUING INVESTING ACTIVITIES				(160,378)
NET CASH PROVIDED BY (USED IN) DISCONTINUED INVESTING ACTIVITIES				(69,592)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (payments to) demand notes payable, net of debt offering costs				672,245
Proceeds from (payments to) notes and loans payable				(632,757)
Payments on notes and loans payable, related party				(246,596)
Proceeds from sales of common stock, and exercise of warrants and options, net of offering costs				9,808
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES				(197,300)
NET CASH PROVIDED BY (USED IN) DISCONTINUED FINANCING ACTIVITIES				(116,938)
EFFECT OF EXCHANGE RATE CHANGES ON CASH				(28,193)
Cash and cash equivalents at beginning of year				599,200
Cash and cash equivalents at end of period				391,486
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS				(207,714)
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid				869,597
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on debt for intrinsic value of convertible notes payable				2,415,093
Amortization of debt offering costs				681,548
Common stock issued for consulting services and compensation and accrued liabilities payable in common stock				$ 548,170